Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions

19.    RELATED PARTY TRANSACTIONS

For the year ended December 31, 2015, the related party transactions mainly represented online marketing services provided by the Company to Ctrip amounting to RMB89.24 million (US$13.78 million). Other related party transactions, including the reimbursements to Mr. Robin Yanhong Li’s use of an aircraft beneficially owned by his family member for the Company’s business purposes and the rental expense for an office building owned by the family members of an executive officer, were insignificant for each of the years presented.

As of December 31, 2014 and 2015, amounts due from/due to related parties were as follows:

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
	(In thousands)
Amounts due from related parties, current:
Qunar (i)	—	1,869,380	288,583
Ctrip (ii)	—	30,950	4,778
Other related parties (ii)	50	40,229	6,210

Total	50	1,940,559	299,571

Amounts due from related parties, non-current:
Other related parties (iii)	—	9,725	1,501

Amounts due to related parties, current:
Qunar (iv)	—	711,433	109,827
Ctrip	—	6,966	1,075
Other related parties	8,385	67,546	10,427

Total	8,385	785,945	121,329

Amounts due to related parties, Non-current:
Other related parties	8	—	—

(i)

It mainly represents short-term loans of RMB1,774.00 million (US$273.86 million) provided by the Company to Qunar, which was a majority-owned subsidiary of the Company prior to October 26, 2015 and became a majority-owned subsidiary of Ctrip on December 31, 2015. These loans are interest-bearing and repayable within one year.

(ii)	Balances in connection with services provided between the Company and its equity method investees arose in the ordinary course of business.
(iii)

Rental deposit paid in advance to the related party of one of the executive officers. Pursuant to the rental agreements, certain subsidiaries of the Company rent an office building owned by the family members of the executive officer.

(iv)	It mainly represents a short-term loan provided by Qunar to the Company of US$100.00 million in October 2015. The loan is interest-bearing and repayable within one year.